Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
E-House Replacement Options and CRIC Replaced Options
Share-Based Compensation
Schedule of assumptions used to estimate the fair value of share options granted

	E-House	CRIC
	Replacement	Replaced
	Options	Options
Average risk-free rate of return	2.62%	2.62%
Contractual life of option	7.53 years	7.53 years
Average estimated volatility rate	50.42%	54.21%
Average dividend yield	2.03%	—

E-House Replacement Restricted Shares and CRIC Replaced Restricted Shares
Share-Based Compensation
Schedule of assumptions used to estimate the fair value of restricted shares granted

	E-House	CRIC
	Replacement	Replacement
	Restricted	Restricted
	Shares	Shares
Average risk-free rate of return	2.43%	2.43%
Contractual life of option	0.85 years	0.85 years
Average estimated volatility rate	50.42%	54.21%
Average dividend yield	2.03%	—

E-House Plan
Share-Based Compensation
Schedule of assumptions used to estimate the fair value of share options granted
2012
Average risk-free rate of return	2.78%
Contractual life of option	8.02 years
Average estimated volatility rate	62.23%
Average dividend yield	2.45%

Summary of share option activity

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value of Options
		$		$
Outstanding, as of January 1, 2014	12,949,951	4.25		140,247,969
Exercised	(3,446,585)	3.49		23,679,729
Forfeited	(26,662)	4.94
Outstanding, as of December 31, 2014	9,476,704	4.52	5.58	25,776,635
Vested and expected to vest as of December 31, 2014	9,476,704	4.52	5.58	25,776,635
Exercisable as of December 31, 2014	9,476,704	4.52	5.58	25,776,635

Summary of restricted share activity

	Number of Restricted Shares	Weighted Average Grant-date Fair Value
		$
Unvested as of January 1, 2014	2,151,684	7.77
Granted	1,439,000	8.72
Vested	(860,301)	7.08
Forfeited	(33,334)	7.78
Unvested as of December 31, 2014	2,697,049	8.50

Leju Plan
Share-Based Compensation
Schedule of assumptions used to estimate the fair value of share options granted
2013
Average risk-free rate of return	2.98%
Contractual life of option	10 years
Average estimated volatility rate	56.74%
Average dividend yield	0.00%

Summary of share option activity

	Number of Options	Exercise Price	Remaining Contractual Term	Aggregate Intrinsic Value of Options
		$
Outstanding, as of January 1, 2014	6,592,000	4.60		—
Granted	—
Replaced by Restricted Share	(60,000)	4.60
Exercised	(266,201)	4.60		1,668,693
Forfeited	(132,000)	4.60
Outstanding, as of December 31, 2014	6,133,799	4.60	8.92	37,784,202
Vested and expected to vest as of December 31, 2014	5,943,719	4.60	8.92	36,613,309
Exercisable as of December 31, 2014	1,867,132	4.60	8.92	11,501,535

Summary of restricted share activity

	Number of Restricted Shares	Weighted Average Grant-date Fair Value
Unvested as of January 1, 2014	600,000	2.21
Converted from option	60,000	2.21
Granted	1,095,400	12.37
Vested	(220,000)	2.21
Forfeited	(8,800)	16.25
Unvested as of December 31, 2014	1,526,600	9.42

Scepter Plan
Share-Based Compensation
Schedule of assumptions used to estimate the fair value of share options granted
2014
Average risk-free rate of return	4.3%
Contractual life of option	10 years
Average estimated volatility rate	50.0%
Average dividend yield	1.7%

Summary of share option activity

	Number of Options	Exercise Price	Remaining Contractual Term	Aggregate Intrinsic Value of Options
		$
Outstanding, as of January 1, 2014	—
Granted	455,000	3.30	10.00
Forfeited	(5,000)
Outstanding, as of December 31, 2014	450,000	3.30	9.60	—
Vested and expected to vest as of December 31, 2014	449,526	3.30	9.60	—
Exercisable as of December 31, 2014	—	3.30	9.60	—